Class A Common Stock Subject to Possible Redemption (Q2) (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Gross proceeds			$ 176,806,700
Issuance costs allocated to Class A common stock			(764,193)
Class A common stock subject to possible redemption	$ 13,634,402		182,248,837	13,332,597
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds			180,415,000
Initial accretion of carrying value to redemption value			25,012,764
Subsequent accretion of carrying value to redemption value			29,687	2,177,762
Class A common stock subject to possible redemption			182,248,837	13,332,597
Stockholder redemption realized gains				171,094,002
IPO [Member] | Redeemable Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to Public Warrants			(8,569,713)
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds			180,415,000
Issuance costs allocated to Class A common stock			(14,638,901)
Initial accretion of carrying value to redemption value			25,012,764
Subsequent accretion of carrying value to redemption value	160,482	$ 141,323	29,687	2,177,762
Class A common stock subject to possible redemption	$ 13,634,402	$ 13,473,920	182,248,837	13,332,597
Stockholder redemption realized gains				$ (171,094,002)
IPO [Member] | Common Class A [Member] | Redeemable Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to Public Warrants			$ (8,569,713)